Apr. 29, 2016

Ivy Funds Variable Insurance Portfolios

Supplement dated September 30, 2016 to the

Ivy Funds Variable Insurance Portfolios Prospectus

dated April 29, 2016

as supplemented June 8, 2016

The following information supplements and supersedes any contrary information in the prospectus:

Investment Adviser Change

Ivy Investment Management Company (IICO), an affiliate of Waddell & Reed Investment Management Company (WRIMCO), has entered into investment management agreements to provide investment advisory services to each series (Portfolios) of the Ivy Funds Variable Insurance Portfolios (Trust) and WRIMCO has terminated its investment management agreements with the Trust. IICO also has entered into investment subadvisory agreements with Advantus Capital Management, Inc. (Advantus) with respect to certain Portfolios and WRIMCO has terminated its investment subadvisory agreements with Advantus.

The investment professionals of WRIMCO who previously provided services to the Portfolios under the investment management agreements will continue to provide the same services, except that they will provide those services in their capacities as investment professionals of IICO. There will be no change in the investment processes currently employed by any Portfolio, the nature or level of services provided to any Portfolio, or the fees any Portfolio pays under the investment management agreements. In addition, the services provided by Advantus to certain Portfolios will remain unchanged.

Effective immediately, all references to WRIMCO in the prospectus that refer to WRIMCO as the investment adviser to the Portfolios are replaced with IICO.

Name Change

Effective immediately, the name of Ivy Funds Variable Insurance Portfolios is changed to Ivy Variable Insurance Portfolios and the name of each Portfolio is changed as set forth below.

Old Series Name	New Series Name
Ivy Funds VIP Core Equity	Ivy VIP Core Equity
Ivy Funds VIP Dividend Opportunities	Ivy VIP Dividend Opportunities
Ivy Funds VIP Growth	Ivy VIP Growth
Ivy Funds VIP Micro Cap Growth	Ivy VIP Micro Cap Growth
Ivy Funds VIP Mid Cap Growth	Ivy VIP Mid Cap Growth
Ivy Funds VIP Small Cap Growth	Ivy VIP Small Cap Growth
Ivy Funds VIP Small Cap Value	Ivy VIP Small Cap Value
Ivy Funds VIP Value	Ivy VIP Value
Ivy Funds VIP Bond	Ivy VIP Bond
Ivy Funds VIP Global Bond	Ivy VIP Global Bond
Ivy Funds VIP High Income	Ivy VIP High Income
Ivy Funds VIP Limited-Term Bond	Ivy VIP Limited-Term Bond
Ivy Funds VIP Global Growth	Ivy VIP Global Growth
Ivy Funds VIP International Core Equity	Ivy VIP International Core Equity
Ivy Funds VIP Asset Strategy	Ivy VIP Asset Strategy
Ivy Funds VIP Balanced	Ivy VIP Balanced
Ivy Funds VIP Energy	Ivy VIP Energy
Ivy Funds VIP Global Natural Resources	Ivy VIP Global Natural Resources
Ivy Funds VIP Real Estate Securities	Ivy VIP Real Estate Securities
Ivy Funds VIP Science and Technology	Ivy VIP Science and Technology
Ivy Funds VIP Money Market	Ivy VIP Money Market
Ivy Funds VIP Pathfinder Aggressive	Ivy VIP Pathfinder Aggressive
Ivy Funds VIP Pathfinder Moderately Aggressive	Ivy VIP Pathfinder Moderately Aggressive
Ivy Funds VIP Pathfinder Moderate	Ivy VIP Pathfinder Moderate
Ivy Funds VIP Pathfinder Moderately Conservative	Ivy VIP Pathfinder Moderately Conservative
Ivy Funds VIP Pathfinder Conservative	Ivy VIP Pathfinder Conservative
Ivy Funds VIP Pathfinder Moderate — Managed Volatility	Ivy VIP Pathfinder Moderate — Managed Volatility
Ivy Funds VIP Pathfinder Moderately Aggressive — Managed Volatility	Ivy VIP Pathfinder Moderately Aggressive — Managed Volatility
Ivy Funds VIP Pathfinder Moderately Conservative — Managed Volatility	Ivy VIP Pathfinder Moderately Conservative — Managed Volatility

Other Changes

Effective October 1, 2016, the following replaces the “Annual Portfolio Operating Expenses” table in the “Fees and Expenses” section for Ivy VIP Core Equity:

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.00%
Fee Waiver and/or Expense Reimbursement[1]	0.05%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.95%

[1]	Through April 30, 2018, Ivy Investment Management Company (IICO), the Portfolio’s investment manager, Ivy Distributors, Inc. (IDI), the Portfolio’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Portfolio’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary portfolio operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) at 0.95%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

Effective October 1, 2016, the following replaces the “Example” section for Ivy VIP Core Equity:

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that expenses were capped for the period indicated above. The costs are the same for each time period if you continue to hold your shares or if you redeem all of your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$97	$313	$548	$1,220

Effective October 1, 2016, the following replaces the “Annual Portfolio Operating Expenses” table in the “Fees and Expenses” section for Ivy VIP Small Cap Growth:

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	1.15%
Fee Waiver and/or Expense Reimbursement[1]	0.01%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.14%

[1]	Through April 30, 2018, Ivy Investment Management Company (IICO), the Portfolio’s investment manager, Ivy Distributors, Inc. (IDI), the Portfolio’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Portfolio’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary portfolio operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) at 1.14%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

Effective October 1, 2016, the following replaces the “Example” section for Ivy VIP Small Cap Growth:

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that expenses were capped for the period indicated above. The costs are the same for each time period if you continue to hold your shares or if you redeem all of your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$116	$364	$632	$1,397

Effective October 1, 2016, the following replaces the “Annual Portfolio Operating Expenses” table in the “Fees and Expenses” section for Ivy VIP Global Growth:

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.17%
Fee Waiver and/or Expense Reimbursement[1]	0.04%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.13%

[1]	Through April 30, 2018, Ivy Investment Management Company (IICO), the Portfolio’s investment manager, Ivy Distributors, Inc. (IDI), the Portfolio’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Portfolio’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary portfolio operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) at 1.13%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees.

Effective October 1, 2016, the following replaces the “Example” section for Ivy VIP Global Growth:

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Portfolio’s operating expenses remain the same and that expenses were capped for the period indicated above. The costs are the same for each time period if you continue to hold your shares or if you redeem all of your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$115	$368	$640	$1,417